Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

NOTE 11 – OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	September 30, 2019	December 31, 2018
Gift card liability	$126,089	$122,221
Co-op advertising fund liability	287,927	240,226
Advertising fund liability	265,227	245,039
	$679,243	$607,486

NOTE 14 – OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	December 31,
	2018	2017
Gift card liability	$122,221	$107,568
Marketing and co-op advertising fund liability	485,265	261,555
	$607,486	$369,123